FAIR VALUE MEASUREMENTS (Details) - USD ($)	9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Mar. 05, 2021
Liabilities:
Warrant liability	$ 217,260
Transfer of assets from level 1 to level 2	0
Transfer of assets from level 2 to level 1	0
Transfers to / from level 3	0
Recurring
Assets:
Cash and marketable securities held in Trust Account	115,007,452
Recurring | Private Placement Warrants
Liabilities:
Warrant liability	217,260
Level 1 | Recurring
Assets:
Cash and marketable securities held in Trust Account	115,007,452
Level 3
Liabilities:
Warrant liability	217,260	$ 315,180	$ 82,620	$ 91,800
Level 3 | Recurring | Private Placement Warrants
Liabilities:
Warrant liability	$ 217,260